Goodwill and Intangibles - Narrative (Details) - USD ($)	2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 26, 2017	Aug. 29, 2015	Jul. 06, 2017	Aug. 27, 2016	Dec. 27, 2014
Goodwill [Line Items]
Goodwill impairment charges	$ 0	$ 0	$ 0	$ 0	$ 0
Amortization expense	$ 900,000	$ 6,600,000		$ 9,100,000	$ 9,900,000
(Predecessor)
Goodwill [Line Items]
Amortization expense			$ 8,500,000